REVENUES BY PRODUCT AND GEOGRAPHY	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT AND GEOGRAPHY

15. REVENUES BY PRODUCT AND GEOGRAPHY

	December 31,
	2019	2020	2021
	SGD’000	SGD’000	SGD’000
Sales of cleaning systems and other equipment	12,226	16,945	8,975
Provision of centralized dishware washing and general cleaning services	5,901	4,357	5,636
Leasing of dishware washing equipment	92	95	153
	18,219	21,397	14,764

The following tables present summary information by product type for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	8,975	5,789	14,764
Gross Profit	2,090	258	2,348

	For the years ended December 31, 2020
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	16,945	4,452	21,397
Gross Profit	5,721	183	5,904

	For the years ended December 31, 2019
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	12,226	5,993	18,219
Gross Profit	4,352	599	4,951

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	651	5,789	6,440
Malaysia	4,877	-	4,877
Other countries	3,447	-	3,447
	8,975	5,789	14,764

	For the years ended December 31, 2020
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	1,075	4,452	5,527
Malaysia	12,289	-	12,289
Other countries	3,581	-	3,581
	16,945	4,452	21,397

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	8,975	-	8,975
Over time	-	5,789	5,789
	8,975	5,789	14,764

	For the years ended December 31, 2020
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	16,897	-	16,897
Over time	48	4,452	4,500
	16,945	4,452	21,397

	For the years ended December 31, 2019
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location
Singapore	2,593	5,901	8,494
Malaysia	4,771	-	4,771
Other countries	4,954	-	4,954
	12,318	5,901	18,219

	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition
Point in time	11,946	-	11,946
Over time	372	5,901	6,273
	12,318	5,901	18,219